Gradison Growth Trust -Rule 497(j) certification.

Regarding the form of prospectus and statements of additional information for the Gradison Growth Trust which would be filed under Rule 497 (c) under the Securities Act of l933, the form of such documents, would not have differed from those contained in the most recent Post effective amendment to the Registrant's registration statement, Post Effective amendment 19 to the Registration Statement under the Securities Act of l933, filed electronically on July 29th, l997

|S| Bradley E. Turner *
Bradley E. Turner
President, Gradison Growth Trust
August 1, l997.

*by : |S| Richard M. Wachterman
        Richard M. Wachterman
        Power of Attorney